Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam ETF Trust
Entity Central Index Key	0001845809
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Putnam BioRevolution™ ETF
Shareholder Report [Line Items]
Fund Name	Putnam BioRevolution™ ETF
Class Name	Putnam BioRevolution™ ETF
Trading Symbol	SYNB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam BioRevolution™ ETF for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Putnam BioRevolution™ ETF	$67	0.69%
[1]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Putnam BioRevolution™  ETF returned -4.93%. The Fund compares its performance to the S&P 500 Index, which returned 12.10% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Decision to not own Microsoft, which is part of the Fund’s benchmark.
↑	Underweight exposure to NVIDIA, a semiconductor company.
↑	Out-of-benchmark position in Argenx, a biotechnology company.

Top detractors from performance:
↓	Overweight position in Thermo Fisher Scientific, a life sciences company.
↓	Overweight position in Danaher, a global science and technology company.
↓	Out-of-benchmark position in Avantor, a life sciences company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	Since Inception (9/29/2022)
Putnam BioRevolution™ ETF (NAV)	-4.93	4.37
Russell 3000 Index	11.40	18.77
S&P 500 Index	12.10	19.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,849,150
Holdings Count | $ / shares	37	[2]
Advisory Fees Paid, Amount	$ 37,138
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$4,849,150
Total Number of Portfolio Holdings*	37
Total Management Fee Paid (based on a unitary fee)	$37,138
Portfolio Turnover Rate	32%
[2]
Holdings [Text Block]		[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-advisor by Putnam Management for the Fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Includes derivatives, if applicable.

[3]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. Unclassified assets, if any, represent ETFs and other holdings that can’t be classified by sector. Holdings and allocations may vary over time.